Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,228,160	¥ 202,680	¥ 802,332
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	(34,751)
Other	8,006	(429)	(1,630)
Net transfers to the noncontrolling interest shareholders	(26,745)	(429)	(1,630)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 1,201,415	¥ 202,251	¥ 800,702